Leases (Details) ¥ in Millions	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 JPY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Leases [Line Items]
Short-term and other rent expense	$ 52,775		$ 1,000
Tokyo [Member]
Leases [Line Items]
Additional security deposit	33,000
Lease with undiscounted rent	$ 196,000	¥ 31.2
New York [Member]
Leases [Line Items]
Operating leases term	4 years 4 months 24 days